Subsequent Events (Details)	Mar. 01, 2021 USD ($)	Mar. 01, 2021 $ / shares	Mar. 01, 2021 USD ($) shares	Dec. 31, 2020 $ / shares
Common Class A
Subsequent Event [Line Items]
Common stock, par value | $ / shares				$ 0.0001
Share price (in dollars per share) | $ / shares				9.20
Common Class B
Subsequent Event [Line Items]
Common stock, par value | $ / shares				$ 0.0001
Subsequent Event | BSG
Subsequent Event [Line Items]
Consideration, equity interests | $	$ 2,910,923,000
Share price (in dollars per share) | $ / shares		$ 10.00
Percentage of interests acquired			20.10%
Total consideration, up to | $	150,000,000
Subsequent Event | Minimum | BSG
Subsequent Event [Line Items]
Subscriptions | $			$ 85,000,000
Payments to acquire businesses | $	0
Subsequent Event | Maximum | BSG
Subsequent Event [Line Items]
Subscriptions | $			150,000,000
Payments to acquire businesses | $	$ 374,000,000
Subsequent Event | Common Class A | BSG
Subsequent Event [Line Items]
Common stock, par value | $ / shares		0.0001
Conversion ratio	1
Subscriptions receivable | $			$ 150,000,000
Shares subscribed | shares			15,000,000
Share price (in dollars per share) | $ / shares		10.00
Subsequent Event | Common Class B | BSG
Subsequent Event [Line Items]
Common stock, par value | $ / shares		$ 0.0001
Conversion ratio	1